Goodwill	12 Months Ended
Mar. 31, 2023
Goodwill
12. Goodwill
Goodwill arising from a business combination is tested for impairment at least on an annual basis. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million (US$ 911.8 million) for the fiscal years ended March 31, 2022 and March 31, 2023. The entire amount of goodwill was allocated to the retail business.